Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2024
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
27.	EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share for each of the years presented is calculated as follows:

	Year Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Numerator:
Net (loss) income used in calculating earnings per share-basic and diluted	(425,153,181)	269,316,308	110,002,230	15,070,246
Denominator:
Weighted average number of Class A ordinary shares outstanding used in calculating basic and diluted earnings per share	68,201,056	67,321,003	66,776,243	66,776,243
Weighted average number of Class B ordinary shares outstanding used in calculating basic and diluted earnings per share	34,762,909	34,762,909	34,762,909	34,762,909
Allocation of undistributed (loss) earnings — basic and diluted:
To Class A Shares	(281,612,076)	177,605,302	72,341,905	9,910,802
To Class B Shares	(143,541,105)	91,711,006	37,660,325	5,159,444
Basic and diluted (loss) earnings per share:
To Class A Shares	(4.13)	2.64	1.08	0.15
To Class B Shares	(4.13)	2.64	1.08	0.15

In November 2022, the Group received 870,908 Class A ordinary shares as a portion of repurchase consideration for the repurchase of Urban Group, which were excluded in the computation of basic and diluted earnings per shares for the year ended December 31, 2022 upon the completion of the disposition of Urban Hotel Group.